BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets:
Cash	$ 31,344	$ 981,606
Prepaid expenses	47,048	16,589
Total current assets	78,392	998,195
Investments held in Trust Account	277,873,665	277,845,876
Deferred offering costs	4,000,159
Total Assets	281,952,216	278,844,071
Liabilities:
Accounts payable and accrued expenses	3,268,175	28,509
Due to related parties	1,659,679	55,931
Total current liabilities	4,927,854	84,440
Deferred underwriting commissions	9,660,000	9,660,000
Warrant liability	17,316,319	36,620,000
Total liabilities	31,904,173	46,364,440
Commitments and Contingencies
Shareholders' deficit:
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding
Additional paid-in capital	0	0
Accumulated deficit	(25,952,647)	(43,521,059)
Total shareholders' deficit	(25,951,957)	(43,520,369)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	281,952,216	278,844,071
Class A Common Stock
Liabilities:
Class A ordinary shares subject to possible redemption, $0.0001 par value; 27,600,000 shares (at redemption value of $10.00 per share) at December 31, 2021 and December 31, 2020	276,000,000	276,000,000
Shareholders' deficit:
Ordinary shares	0	0
Class B common stock
Shareholders' deficit:
Ordinary shares	$ 690	$ 690